Intangibles assets (Tables)	9 Months Ended
Jan. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of Amortization for intangible assets with finite lives is provided over the following terms

Changes in the value of the intangible assets during the nine months ended January 31, 2025 and the year ended April 30, 2024 are as follows:

(in thousands)	Internally Generated Development Costs $	Intellectual Property $	Proprietary Processes $	Certifications $	Customer List $	Total $
Cost:
Balance, April 30, 2023	33	35,143	8,103	139	198	43,616
Disposals	—	(3,830)	(40)	—	(193)	(4,063)
Foreign exchange	—	(595)	(137)	(2)	(5)	(739)
Balance, April 30, 2024	33	30,718	7,926	137	—	38,814
Impairments and disposals	—	(21,184)	(156)	—	—	(21,340)
Foreign exchange	—	957	190	2	—	1,149
Balance, January 31, 2025	33	10,491	7,960	139	—	18,623

Accumulated Amortization:
Balance, April 30, 2023	14	4,775	7,633	136	132	12,690
Amortization	19	2,666	216	2	65	2,968
Disposals	—	—	—	—	(193)	(193)
Foreign exchange	—	(74)	(128)	(2)	(4)	(208)
Balance, April 30, 2024	33	7,367	7,721	136	—	15,257
Amortization	—	1,789	53	—	—	1,842
Foreign exchange	—	211	186	3	—	400
Balance, January 31, 2025	33	9,367	7,960	139	—	17,499

Net Book Value:
April 30, 2024	—	23,351	205	1	—	23,557
January 31, 2025	—	1,124	—	—	—	1,124

Schedule of Tabular Form Of Allocating Intellectual Property To Cash Generating Units

For impairment testing, intellectual property is allocated to the following cash-generating units ("CGU"):

(in thousands)	January 31, 2025 $	April 30, 2024 $
Utrecht	1,124	1,401
BioStrand	—	22,156
	1,124	23,557

Schedule of information for cash-generating units	The recoverable amount, growth rate assumptions and discount rates for each CGU as of January 31, 2025 and April 30, 2024 are as follows:

	Recoverable amount		Terminal growth rates		Discount rates
(in thousands)	January 31, 2025 $	April 30, 2024 $	January 31, 2025 $	April 30, 2024 $	January 31, 2025 $	April 30, 2024 $
Oss	9,231	5,965	2.50%	2.50%	21.4%	22.0%
Utrecht	12,230	12,737	2.50%	2.50%	21.4%	19.0%
BioStrand	—	14,611	2.50%	2.50%	48.2%	45.0%